Summary of Significant Accounting Policies (Balances Related to Joint Ventures (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 entities		Dec. 31, 2012 entities
VIE Table
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets	$ 7.5		$ 54.7
Number of Unconsolidated Joint Ventures Considered Variable Interest Entities	2		3
Maximum Loss Exposure From Investment In Unconsolidated VIEs	7.5		54.7
Carrying Value of Guarantee Obligations	(18.4)	[1]	(23.3)	[1]
Maximum Loss Exposure from Guarantee Obligations	(112.8)	[1]	(144.8)	[1]
3630 Peachtree Joint Venture [Member]
VIE Table
Carrying Value of Guarantee Obligations	$ (13.4)

[1]	(1)We are party to guarantees of the third-party debt of these joint ventures, and our maximum loss exposure is equal to the maximum monetary obligation pursuant to the guarantee agreements. We have also recorded a liability for our probable future obligation under a guarantee to the lender of one of these ventures, which is included within the carrying value of our guarantee obligations. Pursuant to an agreement with the lender, we may make member loans to this joint venture that will reduce our maximum guarantee obligation, which is $13.4 million at December 31, 2013, on a dollar-for-dollar basis. The carrying value of our recorded guarantee obligations is included in other liabilities in our Consolidated Balance Sheets.